Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Receivable
	December 31, 2023	December 31, 2022
J&F Oklahoma Holdings Inc - Associate	—	76,665
J&F Investimentos S.A. (1)	117,930	104,101
Flora Produtos de Higiene e Limpeza S.A. - Associate	624	1,502
	118,554	182,268
(1)	It refers to the agreement entered into between JBS S.A. and J&F Investimentos S.A. and some former executives of the Group, which represents the definitive settlement of the dispute subject to Arbitration CAM n° 186/21, whereby J&F undertook to pay the total updated amount of US$ 117,930, to be paid in accordance with the terms and conditions specified in the agreement.
(2)	The J&F Investimentos S.A. is the ultimate controller of the related companies.

Schedule of Aggregate Amount of Compensation Received by Company’s key Management	The aggregate amount of compensation received by the Company’s key management for the year ended December 31, 2023, 2022 and 2021 was:
	2023	2022	2021
Salaries and wages	8,179	7,678	6,191
Variable cash compensation	18,658	18,727	10,395
Share-based payments	7,217	6,863	10,275
	34,054	33,268	26,861